Stockholders’ Deficit (Details) - $ / shares	1 Months Ended	9 Months Ended	10 Months Ended
	Aug. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Aug. 30, 2021
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)				$ 10
Shares subject to forfeiture	412,500
Converted basis percentage		20.00%	20.00%
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Common shares outstanding		12,808,125	12,808,125
common stock, shares outstanding		12,650,000	12,650,000
Common stock per share (in Dollars per share)			$ 0.0001
Common stock, shares issued		158,125	158,125
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized		20,000,000	20,000,000
common stock, shares outstanding		3,162,500	3,162,500
Common stock per share (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		3,162,500	3,162,500
Common stock vote, description			Holders of the Class B common stock are entitled to one vote for each share.
Common stock issued and outstanding, description			At December 31, 2021, there were 3,162,500 shares of Class B common stock issued and outstanding, after giving retroactive effect to the stock dividend that the Company effected in August 2021, of which 412,500 shares were subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full.